Non-Controlling Interests (Details)				12 Months Ended
	Oct. 26, 2021 USD ($)	Oct. 26, 2021 CNY (¥)	Nov. 24, 2020 USD ($) $ / shares ¥ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)	Mar. 01, 2022 CNY (¥)	Nov. 24, 2020 CNY (¥)
Non-Controlling Interests (Details) [Line Items]
Individual investor			$ 33,097,000						¥ 216,000,000
Share amount (in Shares) | shares			8,400,001
Purchase price (in Yuan Renminbi per share) | ¥ / shares			$ 25.71
Purchase price per share (in Dollars per share) | $ / shares			$ 3.94
Total equity interest percentage			14.38%						14.38%
Additional paid-in capital (in Dollars)			$ 14,432,000	$ 95,764,000		$ 867,000	$ 114,084,000	¥ 21,059,000
Subsidiary owned	100.00%	100.00%		100.00%		100.00%
Variable interest percentage					0.99%	0.39%
Non-controlling interest				0.26%	0.99%	0.39%
Non-controlling interest	$ 6,620	¥ 42,702				$ 223,000
Non-controlling interest (in Dollars)				$ 234	$ 948,000
Dividend paid	$ 15,859	¥ 102,304
SunCar [Member]
Non-Controlling Interests (Details) [Line Items]
Additional paid-in capital (in Dollars)				$ 276	$ 236,000
Variable interest percentage					100.00%
Jiarui and Haiyan [Member]
Non-Controlling Interests (Details) [Line Items]
Subsidiary owned				100.00%
Minimum [Member]
Non-Controlling Interests (Details) [Line Items]
Variable interest percentage				0.01%
Maximum [Member]
Non-Controlling Interests (Details) [Line Items]
Variable interest percentage				0.25%